      [SPDR LOGO]




SPDR(R) INDEX SHARES FUNDS PROSPECTUS
January 31, 2010

SPDR(R) DJ STOXX 50(R) ETF (FEU)
SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)
SPDR(R) S&P(R) Emerging Asia Pacific ETF (GMF)
SPDR(R) S&P(R) China ETF (GXC)
SPDR(R) S&P(R) Emerging Markets ETF (GMM)
SPDR(R) S&P(R) BRIC 40 ETF (BIK)
SPDR(R) S&P(R) Emerging Europe ETF (GUR)
SPDR(R) S&P(R) Emerging Latin America ETF (GML)
SPDR(R) S&P(R) Emerging Middle East & Africa ETF (GAF)
SPDR(R) S&P(R) World ex-US ETF (GWL)
SPDR(R) S&P(R) International Small Cap ETF (GWX)
SPDR(R) Dow Jones International Real Estate ETF (RWX)
SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR(R) MSCI ACWI ex-US ETF (CWI)
SPDR(R) Russell/Nomura PRIMETM Japan ETF (JPP)
SPDR(R) Russell/Nomura Small CapTM Japan ETF (JSC)
SPDR(R) S&P(R) International Dividend ETF (DWX)
SPDR(R) S&P(R) International Mid Cap ETF (MDD)
SPDR(R) S&P(R) Emerging Markets Small Cap ETF (EWX)
SPDR(R) Dow Jones Global Real Estate ETF (RWO)
SPDR(R) S&P(R) International Consumer Discretionary Sector   ETF (IPD)
SPDR(R) S&P(R) International Consumer Staples Sector ETF (IPS)
SPDR(R) S&P(R) International Energy Sector ETF (IPW)
SPDR(R) S&P(R) International Financial Sector ETF (IPF)
SPDR(R) S&P(R) International Health Care Sector ETF (IRY)
SPDR(R) S&P(R) International Industrial Sector ETF (IPN)
SPDR(R) S&P(R) International Materials Sector ETF (IRV)
SPDR(R) S&P(R) International Technology Sector ETF (IPK)
SPDR(R) S&P(R) International Telecommunications Sector ETF (IST)
SPDR(R) S&P(R) International Utilities Sector ETF (IPU)

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

PRECISE IN A WORLD THAT ISN'T. TM

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Such Shares in the Funds involve investment risks, including the loss of principal.

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TABLE OF CONTENTS

      FUND SUMMARIES
----------------------------------------------------------------------------------------------------
           SPDR DJ STOXX 50 ETF (FEU)                                                        1
----------------------------------------------------------------------------------------------------
           SPDR DJ EURO STOXX 50 ETF (FEZ)                                                   5
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Asia Pacific ETF (GMF)                                          9
----------------------------------------------------------------------------------------------------
           SPDR S&P China ETF (GXC)                                                         13
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Markets ETF (GMM)                                              17
----------------------------------------------------------------------------------------------------
           SPDR S&P BRIC 40 ETF (BIK)                                                       21
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Europe ETF (GUR)                                               26
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Latin America ETF (GML)                                        30
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Middle East & Africa ETF (GAF)                                 34
----------------------------------------------------------------------------------------------------
           SPDR S&P World ex-US ETF (GWL)                                                   38
----------------------------------------------------------------------------------------------------
           SPDR S&P International Small Cap ETF (GWX)                                       42
----------------------------------------------------------------------------------------------------
           SPDR Dow Jones International Real Estate ETF (RWX)                               46
----------------------------------------------------------------------------------------------------
           SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)                          50
----------------------------------------------------------------------------------------------------
           SPDR MSCI ACWI ex-US ETF (CWI)                                                   54
----------------------------------------------------------------------------------------------------
           SPDR Russell/Nomura PRIME Japan ETF (JPP)                                        58
----------------------------------------------------------------------------------------------------
           SPDR Russell/Nomura Small Cap Japan ETF (JSC)                                    62
----------------------------------------------------------------------------------------------------
           SPDR S&P International Dividend ETF (DWX)                                        66
----------------------------------------------------------------------------------------------------
           SPDR S&P International Mid Cap ETF (MDD)                                         70
----------------------------------------------------------------------------------------------------
           SPDR S&P Emerging Markets Small Cap ETF (EWX)                                    74
----------------------------------------------------------------------------------------------------
           SPDR Dow Jones Global Real Estate ETF (RWO)                                      78
----------------------------------------------------------------------------------------------------
           SPDR S&P International Consumer Discretionary Sector ETF (IPD)                   82
----------------------------------------------------------------------------------------------------
           SPDR S&P International Consumer Staples Sector ETF (IPS)                         86
----------------------------------------------------------------------------------------------------
           SPDR S&P International Energy Sector ETF (IPW)                                   90
----------------------------------------------------------------------------------------------------
           SPDR S&P International Financial Sector ETF (IPF)                                94
----------------------------------------------------------------------------------------------------
           SPDR S&P International Health Care Sector ETF (IRY)                              98
----------------------------------------------------------------------------------------------------
           SPDR S&P International Industrial Sector ETF (IPN)                              102
----------------------------------------------------------------------------------------------------
           SPDR S&P International Materials Sector ETF (IRV)                               106
----------------------------------------------------------------------------------------------------
           SPDR S&P International Technology Sector ETF (IPK)                              110
----------------------------------------------------------------------------------------------------
           SPDR S&P International Telecommunications Sector ETF (IST)                      114
----------------------------------------------------------------------------------------------------
           SPDR S&P International Utilities Sector ETF (IPU)                               118
----------------------------------------------------------------------------------------------------
      ADDITIONAL STRATEGIES                                                                122
----------------------------------------------------------------------------------------------------
      ADDITIONAL RISK INFORMATION                                                          123
----------------------------------------------------------------------------------------------------
      MANAGEMENT                                                                           129
----------------------------------------------------------------------------------------------------
      INDEX/TRADEMARK LICENSES/DISCLAIMERS                                                 131
----------------------------------------------------------------------------------------------------
      ADDITIONAL PURCHASE AND SALE INFORMATION                                             135
----------------------------------------------------------------------------------------------------
      DISTRIBUTIONS                                                                        136
----------------------------------------------------------------------------------------------------
      PORTFOLIO HOLDINGS                                                                   137
----------------------------------------------------------------------------------------------------
      ADDITIONAL TAX INFORMATION                                                           137
----------------------------------------------------------------------------------------------------
      GENERAL INFORMATION                                                                  139
----------------------------------------------------------------------------------------------------
      PREMIUM/DISCOUNT INFORMATION                                                         140
----------------------------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS                                                                 140
----------------------------------------------------------------------------------------------------
      WHERE TO LEARN MORE ABOUT THE FUNDS                                           Back Cover
----------------------------------------------------------------------------------------------------




PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]




                                 FUND SUMMARIES
                                                                             FEU

SPDR(R) DJ STOXX(R) 50 ETF                                         (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR DJ STOXX 50 ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones STOXX 50(R) Index (the "Index").

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.29%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.29%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $30                 $93                $163                $368
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund).

The Index is a pan-European index designed to represent the performance of some of the largest companies across all components of the 18 Dow Jones STOXX(R) 600 Supersector Indexes. The Dow Jones STOXX 600 TMI Supersector Indexes are subsets of the pan-European Dow Jones STOXX Total Market Index and contain 600 of the largest stocks

PRECISE IN A WORLD THAT ISN'T. TM                                              1

      [SPDR LOGO]






traded on the major exchanges in Europe. The Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe. Index composition is reviewed annually and weights are reviewed quarterly. Countries covered in the Index have historically included, among others, Finland, France, Germany, Italy, Luxembourg, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom. The 50 companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones STOXX TMI Supersector Index. In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index. As of December 31, 2009, the Index was comprised of 50 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.



2                                              PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





     EUROPE: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2003                                                35.52
2004                                                15.25
2005                                                 7.39
2006                                                26.75
2007                                                13.63
2008                                               -43.96
2009                                                32.68




  Highest Quarterly Return: 24.29% (Q2 2009)
  Lowest Quarterly Return: -21.19% (Q4 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                     SINCE
                                                                                       FIVE        INCEPTION
                                                                       ONE YEAR       YEARS        (10/15/02)
-------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                     32.68%        2.84%          8.55%
-------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                     32.10%        2.45%          8.21%
-------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             22.32%        2.63%          7.67%
-------------------------------------------------------------------------------------------------------------------
DOW JONES STOXX 50 INDEX
(reflects no deduction for fees, expenses or taxes)                     32.88%        2.94%          8.68%
-------------------------------------------------------------------------------------------------------------------




PRECISE IN A WORLD THAT ISN'T. TM                                              3

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.



4                                              PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]


                                                                             FEZ

SPDR(R) DJ EURO STOXX(R) 50 ETF                                    (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR DJ EURO STOXX 50 ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones EURO STOXX 50(R) Index (the "Index").

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.29%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.29%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
      $30                  $93                $163                $368
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund).

The Index is designed to represent the performance of some of the largest companies across all components of the 18 Dow Jones EURO STOXX(R) Supersector Indexes. The Dow Jones EURO STOXX TMI Supersector Indexes represent the Eurozone portion of the Dow Jones EURO STOXX Total Market Index. The Index covers approximately 95% of the free-

PRECISE IN A WORLD THAT ISN'T. TM                                              5

      [SPDR LOGO]






float market capitalization of the investable universe in the Eurozone. Index composition is reviewed annually and weights are reviewed quarterly. Countries covered in the Index have historically included, among others, Finland, France, Germany, Italy, Luxembourg, the Netherlands and Spain. The 50 companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones EURO STOXX TMI Supersector Index. In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index. As of December 31, 2009, the Index was comprised of 50 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.



6                                              PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





     EUROPE: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2003                                                41.72
2004                                                18.01
2005                                                 7.67
2006                                                32.04
2007                                                21.83
2008                                               -44.98
2009                                                29.83




  Highest Quarterly Return: 27.42% (Q2 2003)
  Lowest Quarterly Return: -19.78% (Q4 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                     SINCE
                                                                                       FIVE        INCEPTION
                                                                       ONE YEAR       YEARS        (10/15/02)
-------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                     29.83%        4.35%          11.13%
-------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                     29.14%        4.18%          10.90%
-------------------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES             20.12%        4.11%          10.10%
-------------------------------------------------------------------------------------------------------------------
DOW JONES EURO STOXX 50 INDEX
(reflects no deduction for fees, expenses or taxes)                     29.69%        4.20%          11.00%
-------------------------------------------------------------------------------------------------------------------




PRECISE IN A WORLD THAT ISN'T. TM                                              7

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.



8                                              PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]


                                                                             GMF

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF                           (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Asia Pacific ETF's (the "Fund") investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Asia Pacific Emerging BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).


PRECISE IN A WORLD THAT ISN'T. TM                                              9

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Countries covered in the Index have historically included, among others, China, India, Indonesia, Malaysia, the Philippines, Taiwan and Thailand. As of December 31, 2009, the Index was comprised of 1,393 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such


10                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






   differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     PACIFIC REGION: Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region's economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region, as it has in the past.

   DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -50.42
2009                                                74.01




  Highest Quarterly Return: 36.27% (Q2 2009)
  Lowest Quarterly Return: -22.05% (Q3 2008)


PRECISE IN A WORLD THAT ISN'T. TM                                             11

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      74.01%          9.07%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      73.72%          8.75%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              48.42%          7.66%
-------------------------------------------------------------------------------------------------------
S&P ASIA PACIFIC EMERGING BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      81.47%          9.17%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.



12                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]


                                                                             GXC

SPDR(R) S&P(R) CHINA ETF                                           (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P China ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Chinese equity market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P China BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).


PRECISE IN A WORLD THAT ISN'T. TM                                             13

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. As of December 31, 2009, the Index was comprised of 337 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can


14                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






   result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     CHINA: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -50.68
2009                                                65.42




  Highest Quarterly Return: 36.13% (Q2 2009)
  Lowest Quarterly Return: -24.72% (Q1 2008)


PRECISE IN A WORLD THAT ISN'T. TM                                             15

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      65.42%          14.01%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      65.30%          13.77%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              42.97%          12.04%
-------------------------------------------------------------------------------------------------------
S&P CHINA BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      69.66%          13.90%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.



16                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]


                                                                             GMM

SPDR(R) S&P(R) EMERGING MARKETS ETF                                (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Markets ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the world.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Emerging BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).


PRECISE IN A WORLD THAT ISN'T. TM                                             17

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. The Index is rebalanced quarterly. Countries covered in the Index have historically included, among others, Brazil, Chile, China, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2009, the Index was comprised of 2,146 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to


18                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






   the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -50.86
2009                                                77.02




  Highest Quarterly Return: 35.63% (Q2 2009)
  Lowest Quarterly Return: -26.84% (Q4 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      77.02%          7.70%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      76.94%          7.22%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              50.42%          6.41%
-------------------------------------------------------------------------------------------------------
S&P EMERGING BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      84.63%          7.53%
-------------------------------------------------------------------------------------------------------




PRECISE IN A WORLD THAT ISN'T. TM                                             19

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.



20                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]


                                                                             BIK

SPDR(R) S&P(R) BRIC 40 ETF                                         (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P BRIC 40 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of Brazil, Russia, India and China.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P BRIC 40 Index (the "Index"), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund).

The Index is a market capitalization weighted index designed to provide exposure to 40 leading companies domiciled in the emerging markets of Brazil, Russia, India and China that are listed on the Hong Kong Stock Exchange, the London

PRECISE IN A WORLD THAT ISN'T. TM                                             21

      [SPDR LOGO]






Stock Exchange, NASDAQ and/or the NYSE. To be eligible for the Index, companies must first be constituents of the S&P/IFC Investable (S&P/IFCI) country indices for Brazil, Russia, India or China. The S&P/IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation, and the Index is rebalanced annually. As of December 31, 2009, the Index was comprised of 40 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.



22                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     BRAZIL: Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries.

     RUSSIA: The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments in Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

     INDIA: Certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Ethnic and religious tensions could result in economic or social instability in India. Additionally, investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested.

     CHINA: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

   ENERGY SECTOR RISK: The Index was concentrated in the energy sector as of the Fund's fiscal year end. As a result, the Fund's investments will also necessarily be concentrated in the energy sector. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending,

PRECISE IN A WORLD THAT ISN'T. TM                                             23

      [SPDR LOGO]






   government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -55.02
2009                                                81.18




  Highest Quarterly Return: 35.79% (Q2 2009)
  Lowest Quarterly Return: -31.84% (Q3 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (6/19/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      81.18%          3.74%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      80.86%          3.52%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              53.20%          3.17%
-------------------------------------------------------------------------------------------------------
S&P BRIC 40 INDEX
(reflects no deduction for fees, expenses or taxes)                      82.34%          4.02%
-------------------------------------------------------------------------------------------------------





24                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             25

      [SPDR LOGO]


                                                                             GUR

SPDR(R) S&P(R) EMERGING EUROPE ETF                                 (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Europe ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon European emerging markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P European Emerging Capped BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



26                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging European markets. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, the Czech Republic, Hungary, Poland, Russia and Turkey. As of December 31, 2009, the Index was comprised of 216 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to

PRECISE IN A WORLD THAT ISN'T. TM                                             27

      [SPDR LOGO]






   the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     EUROPE: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

   ENERGY SECTOR RISK: The Index was concentrated in the energy sector as of the Fund's fiscal year end. As a result, the Fund's investments will also necessarily be concentrated in the energy sector. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -65.19
2009                                                82.52




  Highest Quarterly Return: 37.92% (Q2 2009)
  Lowest Quarterly Return: -42.53% (Q4 2008)



28                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes since inception exceed the returns before taxes due to the application of foreign tax credits and an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      82.52%          -6.51%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      82.71%          -6.45%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              54.10%          -5.31%
-------------------------------------------------------------------------------------------------------
S&P EUROPEAN EMERGING CAPPED BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      91.80%          -6.92%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             29

      [SPDR LOGO]


                                                                             GML

SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF                          (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Latin America ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Latin American emerging markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.01%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.60%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $61                $192                $335                $750
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Latin America BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



30                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Latin American markets. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Brazil, Chile, Mexico and Peru. As of December 31, 2009, the Index was comprised of 284 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to

PRECISE IN A WORLD THAT ISN'T. TM                                             31

      [SPDR LOGO]






   the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     LATIN AMERICA: Latin American economies are generally considered emerging markets and are generally characterized by high interest, inflation, and unemployment rates. Currency devaluations in any one Latin American country can have a significant effect on the entire Latin American region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region's exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. A relatively small number of Latin American companies represents a large portion of Latin America's total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -50.47
2009                                               105.14




  Highest Quarterly Return: 39.61% (Q2 2009)
  Lowest Quarterly Return: -34.81% (Q4 2008)



32                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                     105.14%          14.44%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                     104.40%          14.05%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              68.49%          12.32%
-------------------------------------------------------------------------------------------------------
S&P LATIN AMERICA BMI INDEX
(reflects no deduction for fees, expenses or taxes)                     108.00%          14.97%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             33

      [SPDR LOGO]


                                                                             GAF

SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF                   (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Middle East & Africa ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Middle Eastern and African emerging markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Mid-East & Africa BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



34                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Middle Eastern and African markets. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Egypt, Israel, Morocco and South Africa. As of December 31, 2009, the Index was comprised of 253 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to

PRECISE IN A WORLD THAT ISN'T. TM                                             35

      [SPDR LOGO]






   the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     MIDDLE EAST AND AFRICA: Certain Middle Eastern/African markets are in only the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern/African countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, the political and legal systems in Middle Eastern/African countries may have an adverse impact on the Fund.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -36.80
2009                                                52.19




  Highest Quarterly Return: 28.46% (Q2 2009)
  Lowest Quarterly Return: -18.52% (Q4 2008)



36                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (3/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      52.19%          5.41%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      51.66%          4.96%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              34.69%          4.56%
-------------------------------------------------------------------------------------------------------
S&P MID-EAST & AFRICA BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      53.24%          6.58%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             37

      [SPDR LOGO]


                                                                             GWL

SPDR(R) S&P(R) WORLD EX-US ETF                                     (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P World ex-US ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) equity markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.34%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.34%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $35                $109                $191                $431
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



38                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of December 31, 2009, the Index was comprised of 4,472 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.


PRECISE IN A WORLD THAT ISN'T. TM                                             39

      [SPDR LOGO]





FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -42.83
2009                                                33.34




  Highest Quarterly Return: 25.35% (Q2 2009)
  Lowest Quarterly Return: -20.85% (Q3 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (4/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      33.34%          -8.77%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      33.28%          -9.16%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              21.98%          -7.44%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI INDEX
(reflects no deduction for fees, expenses or taxes)                      37.37%          -8.27%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.



PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of shares known as "Creation Units." The creation unit for the Fund consists of 200,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).



40                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             41

      [SPDR LOGO]


                                                                             GWX

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF                         (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Small Cap ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) small cap equity markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. under USD2 Billion Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


42                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on market capitalization and region, of component securities included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. To be included in the Index, a publicly listed company must have a total market capitalization between $100 million and $2 billion, and be located in a country that meets the BMI Developed World Series criteria. Countries covered in the Index have historically included, among others, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. As of December 31, 2009, the Index was comprised of 3,114 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on

PRECISE IN A WORLD THAT ISN'T. TM                                             43

      [SPDR LOGO]






   foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -45.45
2009                                                41.47




  Highest Quarterly Return: 32.81% (Q2 2009)
  Lowest Quarterly Return: -22.87% (Q3 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (4/20/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      41.47%          -9.91%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      41.13%         -10.24%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              27.36%          -8.35%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. UNDER USD2 BILLION INDEX
(reflects no deduction for fees, expenses or taxes)                      45.70%         -10.01%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.



44                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             45

      [SPDR LOGO]


                                                                             RWX

SPDR(R) DOW JONES INTERNATIONAL REAL ESTATE ETF                    (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR Dow Jones International Real Estate ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of an equity index based upon the international real estate market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index(SM) (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Tuckerman Group, LLC ("Tuckerman" or the "Sub-Adviser"), the sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such


46                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the adviser to the Fund).

The Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Index's composition is reviewed quarterly. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity REITs and real estate operating companies (REOCs) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from these indexes include mortgage REITs, netlease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, the Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of December 31, 2009, the Index was comprised of 130 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy. In addition, the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of

PRECISE IN A WORLD THAT ISN'T. TM                                             47

      [SPDR LOGO]






   market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2007                                                -6.91
2008                                               -51.12
2009                                                38.67




  Highest Quarterly Return: 32.89% (Q2 2009)
  Lowest Quarterly Return: -28.94% (Q4 2008)



48                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (12/15/06)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      38.67%         -12.91%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      36.21%         -13.50%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              25.07%         -10.74%
-------------------------------------------------------------------------------------------------------
DOW JONES GLOBAL EX-U.S. SELECT REAL ESTATE SECURITIES INDEX
(reflects no deduction for fees, expenses or taxes)                      40.10%         -12.47%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

The Adviser has retained The Tuckerman Group, an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR Dow Jones International Real Estate ETF's investments, subject to supervision of the Adviser and the Board of Trustees. To the extent that a reference in this Prospectus refers to the "Adviser," such reference should also be read to refer to Tuckerman with respect to the SPDR Dow Jones International Real Estate ETF where the context requires.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Amos Rogers III and Sophia Banar.

AMOS ROGERS is Managing Director of The Tuckerman Group. He joined the Sub-Adviser in 2003.

SOPHIA BANAR is a Securities Analyst and an Assistant Portfolio Manager for The Tuckerman Group. She joined the Sub-Adviser in 2006.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             49

      [SPDR LOGO]


                                                                             GII

SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF               (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR FTSE/Macquarie Global Infrastructure 100 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.59%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.59%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $60                $189                $329                $738
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Macquarie Global Infrastructure 100 Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



50                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a float adjusted market capitalization weighted index calculated by FTSE that is designed to measure the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The Index's composition is reviewed semi-annually. The Index is a subset of the broader Macquarie Global Infrastructure Index ("MGII"), which is based on 255 stocks within the following subsectors: Pipelines; Transportation Services; Electricity; Gas Distribution; Multi-Utilities; Water; and Telecommunications Equipment. The Index includes a country screen allowing only MGII constituents in the FTSE developed and FTSE Advanced Emerging regions. Eligible countries from the MGII are then re-ranked by investable market with the top 100 being included in the index. Countries covered in the Index have historically included, among others, Australia, Austria, Brazil, Canada, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Portugal, South Korea, Spain, Switzerland, the United Kingdom and the United States. As of December 31, 2009, the Index was comprised of 100 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.


PRECISE IN A WORLD THAT ISN'T. TM                                             51

      [SPDR LOGO]





   ENERGY SECTOR RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

   UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

   Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -31.52
2009                                                11.06




  Highest Quarterly Return: 14.76% (Q2 2009)
  Lowest Quarterly Return: -18.17% (Q3 2008)



52                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (1/25/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      11.06%          -2.40%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      10.32%          -2.87%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES               7.92%          -2.04%
-------------------------------------------------------------------------------------------------------
MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX
(reflects no deduction for fees, expenses or taxes)                      12.09%          -1.60%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             53

      [SPDR LOGO]


                                                                             CWI

SPDR(R) MSCI ACWI EX-US ETF                                        (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR MSCI ACWI ex-US ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon broad based world ex-US equity markets.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.34%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.34%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $35                $109                $191                $431
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the MSCI All Country World Index ex USA (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



54                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. The Index's composition is reviewed quarterly. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of December 31, 2009, the Index was comprised of 1,810 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can

PRECISE IN A WORLD THAT ISN'T. TM                                             55

      [SPDR LOGO]






   result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2008                                               -44.29
2009                                                42.07




  Highest Quarterly Return: 28.10% (Q2 2009)
  Lowest Quarterly Return: -21.56% (Q4 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (1/10/07)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      42.07%          -2.10%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      41.71%          -2.39%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              28.08%          -1.77%
-------------------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD INDEX EX USA
(reflects no deduction for fees, expenses or taxes)                      42.14%          -2.15%
-------------------------------------------------------------------------------------------------------





56                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of shares known as "Creation Units." The creation unit for the Fund consists of 200,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             57

      [SPDR LOGO]


                                                                             JPP

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF                         (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR Russell/Nomura PRIME Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese equity market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Russell/Nomura PRIME(TM) Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



58                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is designed to represent the 1,000 largest stocks in terms of float-adjusted market capitalization included in the Russell/Nomura Total Market(TM) Index. The Index includes stocks from a broad universe of Japanese equities. The Index employs a "banding" method at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A "negative list" method is also used to help prevent the inclusion of stocks of especially low liquidity. The Index is calculated with dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index is calculated based on the share price for each stock on its primary exchange. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index is reconstituted annually. As of December 31, 2009, the Index was comprised of 1,000 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     JAPAN: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect

PRECISE IN A WORLD THAT ISN'T. TM                                             59

      [SPDR LOGO]






     the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2007                                                -5.02
2008                                               -27.48
2009                                                 4.26




  Highest Quarterly Return: 22.55% (Q2 2009)
  Lowest Quarterly Return: -17.49% (Q3 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (11/9/06)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      4.26%           -8.54%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      4.20%           -8.74%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              3.02%           -6.97%
-------------------------------------------------------------------------------------------------------
RUSSELL/NOMURA PRIME(TM) INDEX
(reflects no deduction for fees, expenses or taxes)                      5.07%           -7.95%
-------------------------------------------------------------------------------------------------------





60                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of shares known as "Creation Units." The creation unit for the Fund consists of 200,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             61

      [SPDR LOGO]


                                                                             JSC

SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF                     (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR Russell/Nomura Small Cap Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap equity market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.55%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.55%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $56                $176                $307                $689
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Russell/Nomura Japan Small Cap(TM) Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 90%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 90% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).



62                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





The Index is designed to represent the smallest 15% of stocks, in terms of float-adjusted market capitalization, of the Russell/Nomura Total Market(TM) Index. The Index includes stocks from a broad universe of Japanese equities. The Index is calculated with or without dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index is reconstituted annually. The Index has growth and value subindexes. As of December 31, 2009, the Index was comprised of 1,149 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

     JAPAN: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the

PRECISE IN A WORLD THAT ISN'T. TM                                             63

      [SPDR LOGO]






     economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2007                                               -11.57
2008                                               -17.85
2009                                                 5.09




  Highest Quarterly Return: 26.38% (Q2 2009)
  Lowest Quarterly Return: -15.59% (Q3 2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (11/9/06)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      5.09%           -6.97%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      4.81%           -7.13%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              3.75%           -5.78%
-------------------------------------------------------------------------------------------------------
RUSSELL/NOMURA JAPAN SMALL CAP(TM) INDEX
(reflects no deduction for fees, expenses or taxes)                      5.86%           -6.25%
-------------------------------------------------------------------------------------------------------





64                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             65

      [SPDR LOGO]


                                                                             DWX

SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF                          (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Dividend ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the price and yield performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.45%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.01%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.46%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $47                $148                $258                $579
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P International Dividend Opportunities(R) Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


66                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Broad Market Index. The Index will be reconstituted annually. To be included in the Index, stocks must meet, as of the reference date (the last trading date of June and December), the following investability criteria: a total market capitalization greater than $1.5 billion; a three-month average daily value traded greater than $5 million; and at least 300,000 shares traded monthly for each of the preceding six months. Additionally, stocks must meet the following stability factor: positive 5-year earnings growth and profitability, as measured by positive earning per share. To ensure diverse exposure, no single country or sector has more than 25% weight in the Index and emerging market exposure is limited to 10% at rebalancing. Common stocks of companies domiciled in the United States, derivatives, structured products, over-the-counter listings, mutual funds and exchange traded funds are not eligible for inclusion in the Index. The market capitalization and liquidity thresholds are subject to change according to market conditions. Countries covered in the Index have historically included, among others, Australia, Hong Kong, Japan, New Zealand, Singapore, Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and Canada. As of December 31, 2009, the Index was comprised of 97 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a

PRECISE IN A WORLD THAT ISN'T. TM                                             67

      [SPDR LOGO]






   developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               65.45




  Highest Quarterly Return: 42.67% (Q2 2009)
  Lowest Quarterly Return: -11.75% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (2/12/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      65.45%          -7.10%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      63.93%          -8.34%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              43.07%          -6.41%
-------------------------------------------------------------------------------------------------------
S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX
(reflects no deduction for fees, expenses or taxes)                      68.17%          -6.34%
-------------------------------------------------------------------------------------------------------





68                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             69

      [SPDR LOGO]


                                                                             MDD

SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF                           (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Mid Cap ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.45%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.45%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $46                $144                $252                $567
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. between USD2 Billion and USD5 Billion Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


70                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a float adjusted market cap weighted index that is designed to represent the mid capitalization segment of developed countries included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. The Index is reconstituted annually. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. To be included in the Index, a publicly listed company must have a total market capitalization between $2 billion and $5 billion, and be located in a country that meets the BMI Developed World Series criteria. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Countries covered in the Index have historically included, among others, Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 665 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.


PRECISE IN A WORLD THAT ISN'T. TM                                             71

      [SPDR LOGO]





   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               35.89




  Highest Quarterly Return: 27.73% (Q2 2009)
  Lowest Quarterly Return: -8.94% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR        (5/7/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      35.89%         -13.63%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      34.42%         -14.47%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              23.71%         -11.89%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BETWEEN USD2 BILLION AND USD5 BILLION INDEX
(reflects no deduction for fees, expenses or taxes)                      16.70%         -22.27%
-------------------------------------------------------------------------------------------------------





72                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             73

      [SPDR LOGO]


                                                                             EWX

SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF                      (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P Emerging Markets Small Cap ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.65%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.01%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.66%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $67                $211                $368                $822
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P(R) Emerging Markets Under USD2 Billion Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


74                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a float adjusted market cap weighted index designed to represent the small capitalization segment of emerging countries included in the S&P BMI Global Equity Index ("Global Equity Index"). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. The Index is reconstituted annually. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. To be included in the Index, a publicly listed company must have a total market capitalization between $100 million and $2 billion, and be located in a country that does not meet the BMI Developed World Series criteria. The Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Countries covered in the Index have historically included, among others, Argentina, Brazil, Chile, China, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2009, the Index was comprised of 1,518 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.


PRECISE IN A WORLD THAT ISN'T. TM                                             75

      [SPDR LOGO]





   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                  100.56




  Highest Quarterly Return: 46.01% (Q2 2009)
  Lowest Quarterly Return: 2.72% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (5/12/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                     100.56%          -3.77%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      99.41%          -4.21%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              65.47%          -3.43%
-------------------------------------------------------------------------------------------------------
S&P EMERGING MARKETS UNDER USD2 BILLION INDEX
(reflects no deduction for fees, expenses or taxes)                     107.30%          -0.36%
-------------------------------------------------------------------------------------------------------





76                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             77

      [SPDR LOGO]


                                                                             RWO

SPDR(R) DOW JONES GLOBAL REAL ESTATE ETF                           (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR Dow Jones Global Real Estate ETF (the "Fund") seeks to replicate as closely as possible, before expenses, the price and yield performance of an index based upon the global real estate market.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the Dow Jones Global Select Real Estate Securities Index(SM) (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Tuckerman Group, LLC ("Tuckerman" or the "Sub-Adviser"), the sub-adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such


78                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the adviser to the Fund).

The Index is a float adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Index's composition is reviewed quarterly. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity REITs and real estate operating companies (REOCs) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from these indexes include mortgage REITs, netlease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, the Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and the United States. As of December 31, 2009, the Index was comprised of 212 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of

PRECISE IN A WORLD THAT ISN'T. TM                                             79

      [SPDR LOGO]






   market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

   REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               34.12




  Highest Quarterly Return: 31.99% (Q2 2009)
  Lowest Quarterly Return: -24.67% (Q1 2009)



80                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR        (5/7/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      34.12%         -19.41%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      31.89%         -20.69%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              22.07%         -17.01%
-------------------------------------------------------------------------------------------------------
DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX
(reflects no deduction for fees, expenses or taxes)                      34.12%         -19.82%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

The Adviser has retained The Tuckerman Group, an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR Dow Jones Global Real Estate ETF's investments, subject to supervision of the Adviser and the Board of Trustees. To the extent that a reference in this Prospectus refers to the "Adviser," such reference should also be read to refer to Tuckerman with respect to the SPDR Dow Jones Global Real Estate ETF where the context requires.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Amos Rogers III and Sophia Banar.

AMOS ROGERS is Managing Director of The Tuckerman Group. He joined the Sub-Adviser in 2003.

SOPHIA BANAR is a Securities Analyst and an Assistant Portfolio Manager for The Tuckerman Group. She joined the Sub-Adviser in 2006.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 100,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             81

      [SPDR LOGO]


                                                                             IPD

SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF     (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Consumer Discretionary Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


82                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. consumer discretionary sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 733 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   CONSUMER DISCRETIONARY SECTOR RISK: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the

PRECISE IN A WORLD THAT ISN'T. TM                                             83

      [SPDR LOGO]






   consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               42.32




  Highest Quarterly Return: 27.35% (Q2 2009)
  Lowest Quarterly Return: -7.37% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      42.32%          -0.56%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      42.19%          -0.76%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              28.04%          -0.44%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      44.33%          -1.36%
-------------------------------------------------------------------------------------------------------





84                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             85

      [SPDR LOGO]


                                                                             IPS

SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF           (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Consumer Staples Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


86                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. consumer staples sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 279 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   CONSUMER STAPLES SECTOR RISK: Consumer staples companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by

PRECISE IN A WORLD THAT ISN'T. TM                                             87

      [SPDR LOGO]






   litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               29.72




  Highest Quarterly Return: 20.28% (Q2 2009)
  Lowest Quarterly Return: -13.47% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      29.72%          4.05%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      29.44%          3.83%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              19.99%          3.46%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI CONSUMER STAPLES SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      32.17%          5.85%
-------------------------------------------------------------------------------------------------------





88                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             89

      [SPDR LOGO]


                                                                             IPW

SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF                     (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Energy Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Energy Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


90                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. energy sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 258 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   ENERGY SECTOR RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The

PRECISE IN A WORLD THAT ISN'T. TM                                             91

      [SPDR LOGO]






   price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               42.11




  Highest Quarterly Return: 22.11% (Q2 2009)
  Lowest Quarterly Return: -3.87% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      42.11%          -7.94%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      41.61%          -8.32%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              28.25%          -6.73%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI ENERGY SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      46.55%          -6.81%
-------------------------------------------------------------------------------------------------------





92                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             93

      [SPDR LOGO]


                                                                             IPF

SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF                  (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Financial Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Financials Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


94                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. financial sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 812 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can

PRECISE IN A WORLD THAT ISN'T. TM                                             95

      [SPDR LOGO]






   fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               41.48




  Highest Quarterly Return: 40.82% (Q2 2009)
  Lowest Quarterly Return: -17.49% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      41.48%          -9.29%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      40.87%          -9.62%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              27.56%          -7.88%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI FINANCIALS SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      41.05%          -9.57%
-------------------------------------------------------------------------------------------------------





96                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                             97

      [SPDR LOGO]


                                                                             IRY

SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF                (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Health Care Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Health Care Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


98                                             PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. health care sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 251 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   HEALTH CARE SECTOR RISK: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an increased emphasis on outpatient services.

PRECISE IN A WORLD THAT ISN'T. TM                                             99

      [SPDR LOGO]






   Companies in the health care sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the profitability of some health care companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               18.29




  Highest Quarterly Return: 17.36% (Q3 2009)
  Lowest Quarterly Return: -14.66% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      18.29%          -1.78%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      18.16%          -1.88%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              12.61%          -1.37%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI HEALTH CARE SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      20.74%          -0.36%
-------------------------------------------------------------------------------------------------------





100                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            101

      [SPDR LOGO]


                                                                             IPN

SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF                 (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Industrial Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Industrial Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


102                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. industrial sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 971 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and

PRECISE IN A WORLD THAT ISN'T. TM                                            103

      [SPDR LOGO]






   defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               36.93




  Highest Quarterly Return: 28.56% (Q2 2009)
  Lowest Quarterly Return: -13.57% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      36.93%          -7.60%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      36.71%          -7.79%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              24.61%          -6.38%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI INDUSTRIAL SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      36.62%          -8.59%
-------------------------------------------------------------------------------------------------------





104                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            105

      [SPDR LOGO]


                                                                             IRV

SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF                  (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Materials Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Materials Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


106                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. materials sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 539 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   MATERIALS SECTOR RISK: Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment

PRECISE IN A WORLD THAT ISN'T. TM                                            107

      [SPDR LOGO]






   returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               62.74




  Highest Quarterly Return: 29.25% (Q2 2009)
  Lowest Quarterly Return: -5.41% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      62.74%         -11.78%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      62.42%         -11.94%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              41.10%          -9.98%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI MATERIALS SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      69.51%          -8.97%
-------------------------------------------------------------------------------------------------------





108                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            109

      [SPDR LOGO]


                                                                             IPK

SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF                 (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Technology Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.01%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.51%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $52                $164                $285                $640
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


110                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. technology sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 424 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is

PRECISE IN A WORLD THAT ISN'T. TM                                            111

      [SPDR LOGO]






   particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               42.36




  Highest Quarterly Return: 25.74% (Q2 2009)
  Lowest Quarterly Return: -4.38% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      42.36%          -7.42%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      42.12%          -7.56%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              27.83%          -6.29%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI INFORMATION TECHNOLOGY SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      41.57%          -7.60%
-------------------------------------------------------------------------------------------------------





112                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            113

      [SPDR LOGO]


                                                                             IST

SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF         (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Telecommunications Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


114                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. telecommunications sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 67 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   TELECOMMUNICATIONS SECTOR RISK: The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the

PRECISE IN A WORLD THAT ISN'T. TM                                            115

      [SPDR LOGO]






   telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

   TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                               15.98




  Highest Quarterly Return: 17.86% (Q3 2009)
  Lowest Quarterly Return: -15.26% (Q1 2009)

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      15.98%          -4.50%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      15.28%          -5.05%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              11.22%          -3.83%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI TELECOMMUNICATION SERVICES SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      17.19%          -3.46%
-------------------------------------------------------------------------------------------------------





116                                            PRECISE IN A WORLD THAT ISN'T. TM

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      [SPDR LOGO]





PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            117

      [SPDR LOGO]


                                                                             IPU

SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF                  (NYSE Ticker)

  INVESTMENT OBJECTIVE
  The SPDR S&P International Utilities Sector ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

--------------------------------------------------------------------------------------------
MANAGEMENT FEES                             0.50%
--------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES       None
--------------------------------------------------------------------------------------------
OTHER EXPENSES                              0.00%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES        0.50%
--------------------------------------------------------------------------------------------


EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------
     YEAR 1              YEAR 3              YEAR 5              YEAR 10
----------------------------------------------------------------------------
       $51                $160                $280                $628
----------------------------------------------------------------------------


PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

THE FUND'S INVESTMENT STRATEGY
In seeking to track the performance of the S&P Developed Ex-U.S. BMI Utilities Sector Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in securities that are not included in the Index,


118                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. Membership in the Index is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria. All Index constituents are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the Index; stocks that exceed 5% of the Index market cap weight, in aggregate, should not exceed 45% of the Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2009, the Index was comprised of 129 securities.

RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

   PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

   INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Adviser anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

   EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

   FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

   UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes

PRECISE IN A WORLD THAT ISN'T. TM                                            119

      [SPDR LOGO]






   ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

   Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

   NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.



  ANNUAL TOTAL RETURN (years ended 12/31)


2009                                                5.40




  Highest Quarterly Return: 15.81% (Q2 2009)
  Lowest Quarterly Return: -20.57% (Q1 2009)



120                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/09)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares since inception exceeds the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on the sale of Fund shares.

                                                                                         SINCE
                                                                                       INCEPTION
                                                                        ONE YEAR       (7/16/08)
-------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                      5.40%          -12.76%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS                                      4.98%          -13.15%
-------------------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES              4.48%          -10.68%
-------------------------------------------------------------------------------------------------------
S&P DEVELOPED EX-U.S. BMI UTILITIES SECTOR INDEX
(reflects no deduction for fees, expenses or taxes)                      6.17%          -12.28%
-------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

INVESTMENT ADVISER
SSgA FM serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Lynn Blake and John Tucker.

LYNN BLAKE, CFA, is a Principal of the Adviser and Head of Non-U.S. Markets in the Global Structured Products Group. She joined the Adviser in 1987.

JOHN TUCKER, CFA, is a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the Adviser in 1988.

PURCHASE AND SALE INFORMATION
The Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) only in large blocks of 50,000 shares known as "Creation Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund's benchmark Index.

Individual shares of the Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic communication networks ("ECNs") and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than net asset value ("NAV"), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.


PRECISE IN A WORLD THAT ISN'T. TM                                            121

      [SPDR LOGO]





ADDITIONAL STRATEGIES


GENERAL. The Adviser seeks to track the performance of a Fund's Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect a Fund's ability to achieve a high correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

Under various circumstances where it may not be possible or practical to purchase all of the securities in the benchmark Index for the SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF and SPDR BRIC 40 ETF, the Adviser may utilize a sampling methodology. The Adviser intends to employ a sampling methodology generally with respect to all other Funds. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Index and consequently the countries represented by an Index with the exception of the SPDR S&P China ETF, SPDR S&P BRIC 40 ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available techniques, in seeking to track an Index.

The Funds may invest directly in local securities or in ADRs or GDRs that trade on developed market exchanges (collectively, "Investment Securities"), such as the Hong Kong Stock Exchange, the London Stock Exchange, NASDAQ, and the New York Stock Exchange ("NYSE"). The Adviser may purchase an ADR or GDR as a replacement for the actual foreign security in the applicable Index. Conversely, the Adviser may purchase the actual foreign security as a replacement for an ADR or GDR included in the applicable Index.

Certain of the Funds, as described in the Statement of Additional Information ("SAI"), have adopted a non-fundamental investment policy to invest at least 80% of their respective assets in investments suggested by their respective names, measured at the time of investment. A Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval. Each Fund will provide shareholders with at least 60 days notice prior to changing its Index. In the case of SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and the SPDR S&P International Utilities Sector ETF, the Board may also change a Fund's investment objective without shareholder approval.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended ("1940 Act")); convertible securities; variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows.

TEMPORARY DEFENSIVE POSITIONS. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund's


122                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]






investment objective and is in the best interest of the Fund. For example, a Fund may invest beyond the normal limits in derivatives to maintain exposure to its Index if it is unable to invest directly in a component security.

BORROWING MONEY. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

LENDING SECURITIES. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through their securities lending agent, State Street Bank and Trust Company ("Lending Agent"), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is as least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the Fund's economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under "Risks of Investing In the Fund" in the Fund Summaries along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

PRINCIPAL RISKS
MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

FOREIGN INVESTMENT RISK: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

   FOREIGN SECURITIES. A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include Global Depositary Receipts ("GDRs"), which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

   DEPOSITARY RECEIPTS MAY BE "SPONSORED" OR "UNSPONSORED." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

   DEPOSITARY RECEIPTS MAY BE UNREGISTERED AND UNLISTED. A Fund's investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional

PRECISE IN A WORLD THAT ISN'T. TM                                            123

      [SPDR LOGO]






   buyers" under Rule 144A of the Securities Act of 1933, as amended ("Securities Act"). The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund's limitation on investment in illiquid securities described below. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

   FOREIGN SECURITIES INVOLVE SPECIAL RISKS AND COSTS. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   CURRENCY RISK. Each Fund's net asset value is determined on the basis of U.S. dollars, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

   POLITICAL AND ECONOMIC RISK. The Funds are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause a Fund's investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

   FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

   GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.

   China (SPDR S&P China ETF and SPDR S&P BRIC 40 ETF only): The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which a Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of


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   economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Fund invests.

   From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, a Fund will be indirectly subject to these risks.

   Middle East and Africa (SPDR S&P Emerging Middle East & Africa ETF only):
   Certain economies in Middle Eastern/African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many Middle Eastern/African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern/African countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

   The legal systems in certain Middle Eastern/African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern/African countries. The Fund therefore may be liable in certain Middle Eastern/African countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern/African issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern/African country. Some Middle Eastern/African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

   The manner in which foreign investors may invest in companies in certain Middle Eastern/African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

   Substantial limitations may exist in certain Middle Eastern/African countries with respect to the Fund's ability to repatriate investment income or capital gains. The Fund could be adversely affected by

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   delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

   Russia (SPDR S&P BRIC 40 ETF only): Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. Also, to the extent that the Fund invests directly in the securities of Russian companies, there is greater risk that the Fund's ownership rights in such direct securities could be lost through fraud or negligence because ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. Because Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

ADDITIONAL RISKS
TRADING ISSUES. Although the shares of the Funds ("Shares") are listed for trading on NYSE Arca, Inc. (the "Exchange") and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

FLUCTUATION OF NET ASSET VALUE. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

COSTS OF BUYING OR SELLING SHARES. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund's Shares have more trading volume and market liquidity and higher


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if a Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

LENDING OF SECURITIES. Although the Funds are indemnified by the Lending Agent for losses incurred in connection with a borrower's default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.

CONCENTRATION. A Fund's assets will generally be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

MONEY MARKET FUND INVESTMENTS. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

INVESTMENT STYLE RISK: A Fund may invest in companies that fall within a particular investment style from time to time. Risks associated with these types of companies are set forth below:

   LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

   MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

   SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

   MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

DERIVATIVES. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

CONTINUOUS OFFERING. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended ("Securities Act"), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the

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prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.



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MANAGEMENT

ADVISER. SSgA Funds Management, Inc. serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds' assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of December 31, 2009, the Adviser managed approximately $168.43 billion in assets and SSgA managed approximately $1.91 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended September 30, 2009, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:

SPDR DJ STOXX 50 ETF..................  0.29%
SPDR DJ EURO STOXX 50 ETF.............  0.29%
SPDR S&P Emerging Asia Pacific ETF....  0.59%
SPDR S&P China ETF....................  0.59%
SPDR S&P Emerging Markets ETF.........  0.59%
SPDR S&P BRIC 40 ETF..................  0.50%
SPDR S&P Emerging Europe ETF..........  0.59%
SPDR S&P Emerging Latin America ETF...  0.59%
SPDR S&P Emerging Middle East & Africa
  ETF.................................  0.59%
SPDR S&P World ex-US ETF..............  0.34%
SPDR S&P International Small Cap ETF..  0.59%
SPDR Dow Jones International Real
  Estate ETF..........................  0.59%
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF..............  0.59%
SPDR MSCI ACWI ex-US ETF..............  0.34%
SPDR Russell/Nomura PRIME Japan ETF...  0.50%
SPDR Russell/Nomura Small Cap Japan
  ETF.................................  0.55%
SPDR S&P International Dividend ETF...  0.45%
SPDR S&P International Mid Cap ETF....  0.45%
SPDR S&P Emerging Markets Small Cap
  ETF.................................  0.65%
SPDR Dow Jones Global Real Estate
  ETF.................................  0.50%
SPDR S&P International Consumer
  Discretionary Sector ETF............  0.50%
SPDR S&P International Consumer
  Staples Sector ETF..................  0.50%
SPDR S&P International Energy Sector
  ETF.................................  0.50%
SPDR S&P International Financial
  Sector ETF..........................  0.50%
SPDR S&P International Health Care
  Sector ETF..........................  0.50%
SPDR S&P International Industrial
  Sector ETF..........................  0.50%
SPDR S&P International Materials
  Sector ETF..........................  0.50%
SPDR S&P International Technology
  Sector ETF..........................  0.50%
SPDR S&P International
  Telecommunications Sector ETF.......  0.50%
SPDR S&P International Utilities
  Sector ETF..........................  0.50%


From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

INVESTMENT SUB-ADVISER -- SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF AND SPDR DOW JONES GLOBAL REAL ESTATE ETF ("REAL ESTATE ETFS"). Pursuant to the Advisory Agreements between the Real Estate ETFs and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group, LLC ("Tuckerman"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of each Real Estate ETF's investments, subject to supervision of the Adviser and the Board. The Adviser will provide administrative, compliance and general management services to the Real Estate ETFs. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of December 31, 2009, Tuckerman managed approximately $6.194 billion in assets. Tuckerman's principal business address is Four International Drive, Suite 230, Rye Brook, New York 10573.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser pays Tuckerman a fee based on the average daily net assets with respect to each of the Real Estate ETFs. The Real Estate ETFs are not responsible for the fees paid to Tuckerman.

A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement can be found in the Trust's Annual Report to Shareholders for the period ended September 30, 2009.

PORTFOLIO MANAGERS. The Adviser and, with respect to the Real Estate ETFs, Tuckerman, manage the Funds

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using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

The professionals primarily responsible for the day-to-day management of each Fund, except for the Real Estate ETFs, include Lynn Blake and John Tucker. The professionals primarily responsible for the day-to-day management of the Real Estate ETFs are Amos J. Rogers III and Sophia Banar.

LYNN BLAKE. Ms. Blake, CFA, is a Senior Managing Director of SSgA, Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the firm in 1987 and is responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several non-U.S. equity index portfolios. In addition, she is a member of the Senior Management Group and the Fiduciary Review Committee. Ms. Blake holds an MBA degree in Finance from Northeastern University and a BS from the School of Management at Boston College. She also earned the Chartered Financial Analyst designation. In addition, she is a member of the Boston Security Analysts Society.

JOHN TUCKER. Mr. Tucker, CFA, is a Managing Director of SSgA, Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. Mr. Tucker is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in our second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988. Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Real Estate ETFs' Portfolio Management Team:

AMOS ROGERS. Mr. Rogers is Managing Director of The Tuckerman Group with over 20 years commercial real estate lending, investment and asset management experience. In his Tuckerman role, Mr. Rogers leads the real estate securities business and is the portfolio manager for the REIT investment strategies. Previously, Mr. Rogers spent eight years at Citicorp, holding various positions in the real estate division, before leaving to join Pioneer Real Estate Advisors where he served as Senior Vice President and Chief operating officer. Prior to joining The Tuckerman Group. Mr. Rogers was the Principal of ARC Realty Advisors, a boutique advisory and consulting firm focused on providing strategic and transactional solutions for individual and institutional real estate clients. Mr. Rogers is a member of the Investment Advisory Council of the National Association of Real Estate Investment Trusts (NAREIT). Mr. Rogers received his undergraduate degree in engineering management form Clarkson University, and holds an MS degree in management with a concentration in Real Estate Finance from the M.I.T. Sloan School of Management.

SOPHIA BANAR. Ms. Banar is a Securities Analyst and an Assistant Portfolio Manager for The Tuckerman Group. She performs fundamental analysis of the REIT universe for the active strategy and provides oversight on implementation of U.S. and Global/International real estate index strategies. Prior to joining the Tuckerman Group, she was an Analyst for the State Street Corporation Wealth Manager Services division. Prior to joining State Street Corporation in 2004, Ms. Banar spent five years as a consultant with CSC Consulting Inc., a professional services organization of Computer Science Corporation. Ms. Banar received her BS in Management from Bentley College, and holds an MBA with a concentration in Finance from Columbia University Graduate Business School.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street Bank"), part of State Street Corporation, is the Administrator for


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the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

LENDING AGENT. State Street Bank is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

DISTRIBUTOR. State Street Global Markets, LLC (the "Distributor"), part of State Street Corporation, is the distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

INDEX/TRADEMARK LICENSES/DISCLAIMERS

DOW JONES STOXX(R) INDEX LICENSES: STOXX Limited publishes the Dow Jones STOXX(R) indexes. The Dow Jones STOXX 50(R) and Dow Jones EURO STOXX 50(R) Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc. ("Dow Jones"), Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50(R) and Dow Jones EURO STOXX 50(R) are service marks of Dow Jones and STOXX Limited.

The SPDR DJ STOXX 50(R) ETF and the SPDR DJ EURO STOXX 50(R) ETF are not sponsored, endorsed, sold or promoted by STOXX Limited ("STOXX") or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the Adviser and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50(R) and the Dow Jones EURO STOXX 50(R) which are determined, composed and calculated by STOXX without regard to the Adviser or the Funds. STOXX and Dow Jones have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the Adviser, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the Adviser other than as described herein.

Neither the Adviser nor any of its affiliates, guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index or any data included therein and neither the Adviser, nor any of its affiliates, shall have liability for any errors, omissions, or interruptions therein.

The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential

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damages (including lost profits), even if notified of the possibility of such damages.

Dow Jones STOXX(R), Dow Jones EURO STOXX(R), Dow Jones STOXX 50(R), Dow Jones EURO STOXX 50(R), Dow Jones STOXX(R) 600, Dow Jones EURO STOXX(R) 600 and Dow Jones STOXX(R) Total Market Index are service marks of Dow Jones & Company, Inc. and STOXX Limited.

S&P INDEX LICENSES: S&P Emerging BMI Index, S&P Latin America BMI Index, S&P Mid-East and Africa BMI Index, S&P European Emerging BMI Capped Index, S&P Asia Pacific Emerging BMI Index, S&P China BMI Index, S&P Developed Ex-U.S. BMI Index, S&P Developed Ex-U.S. Under USD2 Billion, S&P BRIC 40 Index, S&P International Dividend Opportunities Index, S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index, S&P Emerging Markets Under USD2 Billion Index, S&P BMI Global Equity Index, S&P Developed Ex-U.S. BMI Energy Sector Index, S&P Developed Ex-U.S. BMI Materials Sector Index, S&P Developed Ex-U.S. BMI Industrial Sector Index, S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index, S&P Developed Ex-U.S. BMI Consumer Staples Sector Index, S&P Developed Ex-U.S. BMI Health Care Sector Index, S&P Developed Ex-U.S. BMI Financials Sector Index, S&P Developed Ex-U.S. BMI Information Technology Sector Index, S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index, S&P Developed Ex-U.S. BMI Utilities Sector Index and S&P Broad Market Index (together, the "S&P Indexes"), "S&P(R)", "Standard & Poor's(R)", are trademarks of The McGraw-Hill Companies, Inc. ("McGraw Hill").

SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. SSgA Fund Management, Inc, and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of a Fund's Shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Funds particularly or the ability of the S&P Indexes to track stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Funds or their shareholders. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds' Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUNDS, THEIR SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



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DOW JONES INDEX LICENSES: The Dow Jones Global Ex-US Real Estate Securities
Index and the Dow Jones Global Select Real Estate Securities Index are each a service mark of Dow Jones & Company, Inc. Dow Jones has no relationship to the Funds, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Funds.

Dow Jones does not:

- Sponsor, endorse, sell or promote the Funds.

- Recommend that any person invest in the Funds or any other securities.

- Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

- Have any responsibility or liability for the administration, management or marketing of the Funds.

- Consider the needs of the Fund or the owners of the Funds in determining, composing or calculating the Dow Jones Indexes or have any obligation to do so.


DOW JONES WILL HAVE NO LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,

- DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
  - THE RESULTS TO BE OBTAINED BY THE FUNDS, THE SHAREHOLDERS OF THE FUNDS OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES INDEXES AND THE DATA INCLUDED IN THE DOW JONES INDEXES;
  - THE ACCURACY OR COMPLETENESS OF THE DOW JONES INDEXES AND ANY RELATED DATA;
  - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES INDEXES AND/OR ITS RELATED DATA;
- DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES INDEXES OR RELATED DATA;
- UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT AMONG THE ADVISER AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.

MACQUARIE GLOBAL INFRASTRUCTURE INDEX LICENSES: The SPDR FTSE/Macquarie Global Infrastructure 100 ETF is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE"), Macquarie Bank Limited ("Macquarie"), the London Stock Exchange Plc (the "London Exchange") or by The Financial Times Limited ("FT") and neither FTSE, Macquarie, the London Exchange nor the FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Macquarie Global Index Series (the "Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. Neither FTSE, Macquarie, the London Exchange nor the FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor Macquarie nor the London Exchange nor the FT shall be under any obligation to advise any person of any error therein. State Street Bank and Trust Company through its State Street Global Advisors division has obtained a license from FTSE to use such copyrights and database rights in the creation and operation of the SPDR FTSE/Macquarie Global Infrastructure 100 ETF.

"FTSE(R)" is a trade mark of the London Exchange and the FT, "Macquarie(TM)" is a trade mark of Macquarie Bank Limited and its related entities and both marks are used by FTSE under license. The SPDR FTSE/Macquarie Global Infrastructure 100 ETF is not sponsored, endorsed, sold or promoted by any member of the Macquarie Group and none of them makes any representation or warranty, express or implied, to the Fund, investors in the Fund or its manager or adviser or to any other person regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the Index to track performance of the stock market or the stocks comprised therein. No member of the Macquarie Group is responsible for, and none of them has participated in, any determination or calculation made with respect to the issuance or redemption of the Fund's shares. No member of the Macquarie Group has any obligation or liability in connection with the administration, marketing or trading of the Fund, or any materials in relation thereto.

NO MEMBER OF THE MACQUARIE GROUP GUARANTEES OR GIVES ANY ASSURANCE AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NO MEMBER OF THE MACQUARIE GROUP MAKES ANY

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WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE
FUND, INVESTORS IN THE FUND, ITS MANAGER OR ADVISER OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN (EITHER IN CONNECTION WITH THE USE OF THE INDEX LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE). NO MEMBER OF THE MACQUARIE GROUP MAKES ANY EXPRESS OR IMPLIED WARRANTIES IN RELATION TO THE FUND AND/OR THE INDEX, AND EACH SUCH MEMBER EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE FUND, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY MEMBER OF THE MACQUARIE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI INDEX LICENSES: THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NO PURCHASER, SELLER OR HOLDER OF THIS FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS FUND WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI'S


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PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM
ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

RUSSELL/NOMURA INDEX LICENSES: The "Russell/Nomura PRIME Index" and the "Russell/Nomura Japan Small Cap Index" (together, the "Russell/Nomura Indexes") are trademarks of Russell Investment Group. SSgA Funds Management, Inc. and the Trust are permitted to use these trademarks pursuant to a License Agreement with Russell Investment Group.

The Funds are not sponsored, endorsed, sold or promoted by Russell Investment Group ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell/Nomura Indexes to track general stock market performance or a segment of the same. Russell's publication of the Russell/Nomura Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell/Nomura Indexes are based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell/Nomura Indexes which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell/Nomura Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPDR TRADEMARK. The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. ("McGraw-Hill"). No financial product offered by the Trust, or its affiliates is sponsored, endorsed, sold or promoted by McGraw-Hill. McGraw-Hill makes no representation or warranty, express or implied, to the owners of any financial product or any member of the public regarding the advisability of investing in securities generally or in financial products particularly or the ability of the index on which financial products are based to track general stock market performance. McGraw-Hill is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of financial products. McGraw-Hill has no obligation or liability in connection with the administration, marketing or trading of financial products.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MCGRAW-HILL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and

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the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund's Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund's net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund's Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long. Information showing the number of days the market price of a Fund's Shares was greater than the Fund's net asset value and the number of days it was less than the Fund's net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds' website at http://www.spdrs.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are estimates of the value of the Funds' net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities' local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund's investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS. As a Fund shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

Each Fund typically earns income dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividend distributions, if any, for the following Funds are generally distributed to shareholders semi-annually, but may vary significantly from period to period.

SPDR S&P Emerging Asia Pacific ETF
SPDR S&P China ETF
SPDR S&P Emerging Markets ETF
SPDR S&P BRIC 40 ETF
SPDR S&P Emerging Europe ETF
SPDR S&P Emerging Latin America ETF
SPDR S&P Emerging Middle East & Africa ETF
SPDR S&P World ex-US ETF
SPDR S&P International Small Cap ETF
SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SPDR MSCI ACWI ex-US ETF
SPDR Russell/Nomura PRIME Japan ETF
SPDR Russell/Nomura Small Cap Japan ETF
SPDR S&P International Mid Cap ETF
SPDR S&P Emerging Markets Small Cap ETF

Income dividend distributions, if any, for the following Funds are generally distributed to shareholders quarterly, but may vary significantly from quarter to quarter ("Quarterly Income Distribution Funds").

SPDR DJ STOXX 50 ETF
SPDR DJ EURO STOXX 50 ETF



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SPDR Dow Jones International Real Estate ETF
SPDR S&P International Dividend ETF
SPDR Dow Jones Global Real Estate ETF
SPDR S&P International Consumer Discretionary Sector ETF
SPDR S&P International Consumer Staples Sector ETF
SPDR S&P International Energy Sector ETF
SPDR S&P International Financial Sector ETF
SPDR S&P International Health Care Sector ETF
SPDR S&P International Industrial Sector ETF
SPDR S&P International Materials Sector ETF
SPDR S&P International Technology Sector ETF
SPDR S&P International Telecommunications Sector ETF
SPDR S&P International Utilities Sector ETF

Net capital gains for all Funds are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code (the "Code").

Each of the Quarterly Income Distribution Funds intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

-  Each Fund makes distributions;

-  You sell Shares listed on the Exchange; and

-  You create or redeem Creation Units.

TAXES ON DISTRIBUTIONS. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a lower percentage for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held without being hedged by the Fund, or shares of the Fund held without being hedged by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the

PRECISE IN A WORLD THAT ISN'T. TM                                            137

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      [SPDR LOGO]






borrower) as qualified dividend income. Consult your financial intermediary or tax advisor.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, a Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by a Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered


138                                            PRECISE IN A WORLD THAT ISN'T. TM

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and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

CERTAIN TAX EXEMPT INVESTORS. A fund investing in certain limited real estate investments and other publicly traded partnerships may be required to pass-through certain "excess inclusion income" and other income as "unrelated business taxable income" ("UBTI"). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisors prior to investment in the Funds regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

Certain investments held by the Funds may be classified as passive foreign investment companies or "PFICs" under the Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds' potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in a Securities and Exchange Commission ("SEC") exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.


PRECISE IN A WORLD THAT ISN'T. TM                                            139

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PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

FINANCIAL HIGHLIGHTS

The financial highlights on the following pages are intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period since each Fund's inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2009 Annual Report to shareholders of each of the Funds, which is available upon request.



140                                            PRECISE IN A WORLD THAT ISN'T. TM

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period


                                                                               SPDR DJ
                                                                            STOXX 50 ETF
                                                   --------------------------------------------------------------
                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     9/30/09      9/30/08      9/30/07      9/30/06      9/30/05
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $ 36.33      $ 53.69     $  44.48      $ 39.31      $ 33.20
                                                     -------      -------     --------      -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................       1.11(5)      1.88         1.50         1.30(5)      1.01
Net realized and unrealized gain (loss) (7)......      (1.05)      (17.09)        9.22         5.05         6.10
                                                     -------      -------     --------      -------      -------
Total from investment operations.................       0.06       (15.21)       10.72         6.35         7.11
                                                     -------      -------     --------      -------      -------
Net equalization credits and charges (5).........      (0.01)       (0.12)       (0.03)        0.38         0.00(4)
                                                     -------      -------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................      (1.07)       (1.69)       (1.47)       (1.41)       (1.00)
Net realized gains...............................         --        (0.34)       (0.01)       (0.15)          --
                                                     -------      -------     --------      -------      -------
Total distributions..............................      (1.07)       (2.03)       (1.48)       (1.56)       (1.00)
                                                     -------      -------     --------      -------      -------
NET ASSET VALUE, END OF PERIOD...................    $ 35.31      $ 36.33     $  53.69      $ 44.48      $ 39.31
                                                     =======      =======     ========      =======      =======
TOTAL RETURN (1).................................       0.69%      (29.27)%      24.22%       17.40%       21.60%
Net assets, end of period (in 000's).............    $56,514      $76,311     $185,256      $71,175      $31,447
Ratio of expenses to average net assets..........       0.29%        0.29%        0.30%        0.33%        0.32%
Ratio of net investment income (loss) to average
  net assets.....................................       3.93%        3.35%        3.16%        3.13%        2.75%
Portfolio turnover rate (3)......................         11%          14%           9%          14%           9%



                                                                               SPDR DJ
                                                                          EURO STOXX 50 ETF
                                                   --------------------------------------------------------------
                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     9/30/09      9/30/08      9/30/07      9/30/06      9/30/05
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $  41.88     $  62.12     $  49.23     $  41.31     $  33.94
                                                    --------     --------     --------     --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................       1.21(5)      2.17         1.40         1.32(5)      0.94
Net realized and unrealized gain (loss) (7)......      (0.65)      (19.32)       12.80         7.92         7.39
                                                    --------     --------     --------     --------     --------
Total from investment operations.................       0.56       (17.15)       14.20         9.24         8.33
                                                    --------     --------     --------     --------     --------
Net equalization credits and charges (5).........       0.15        (0.24)        0.35        (0.08)        0.02
                                                    --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................      (1.25)       (1.95)       (1.66)       (1.24)       (0.98)
Net realized gains...............................         --        (0.90)          --           --           --
                                                    --------     --------     --------     --------     --------
Total distributions..............................      (1.25)       (2.85)       (1.66)       (1.24)       (0.98)
                                                    --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD...................   $  41.34     $  41.88     $  62.12     $  49.23     $  41.31
                                                    ========     ========     ========     ========     ========
TOTAL RETURN (1).................................       2.35%      (29.00)%      29.76%       22.48%       24.82%
Net assets, end of period (in 000's).............   $181,922     $224,080     $484,541     $233,865     $179,688
Ratio of expenses to average net assets..........       0.29%        0.29%        0.30%        0.33%        0.32%
Ratio of net investment income (loss) to average
  net assets.....................................       3.67%        3.53%        2.86%        2.92%        2.79%
Portfolio turnover rate (3)......................         12%          14%          11%           6%          15%




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            141

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                 SPDR S&P
                                                                         EMERGING ASIA PACIFIC ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $  54.59     $  87.74        $ 60.50
                                                                  --------     --------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       1.21(5)      0.90           0.64
Net realized and unrealized gain (loss) (7)....................      13.92       (35.04)         25.50
                                                                  --------     --------        -------
Total from investment operations...............................      15.13       (34.14)         26.14
                                                                  --------     --------        -------
Net equalization credits and charges (5).......................       0.43         2.13           1.10
                                                                  --------     --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (0.82)       (1.03)            --
Net realized gains.............................................         --        (0.11)            --
                                                                  --------     --------        -------
Total distributions............................................      (0.82)       (1.14)            --
                                                                  --------     --------        -------
NET ASSET VALUE, END OF PERIOD.................................   $  69.33     $  54.59        $ 87.74
                                                                  ========     ========        =======
TOTAL RETURN (1)...............................................      29.15%      (36.95)%        45.03%
Net assets, end of period (in 000's)...........................   $436,766     $163,780        $61,420
Ratio of expenses to average net assets........................       0.59%        0.59%          0.63%(2)
Ratio of net investment income (loss) to average net assets....       2.25%        2.28%          3.33%(2)
Portfolio turnover rate (3)....................................          4%           7%             1%



                                                                                SPDR S&P
                                                                                CHINA ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................   $  51.29     $  94.34       $  52.23
                                                                 --------     --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       1.21(5)      0.75           0.50
Net realized and unrealized gain (loss) (7)...................      14.81       (43.64)         40.90
                                                                 --------     --------       --------
Total from investment operations..............................      16.02       (42.89)         41.40
                                                                 --------     --------       --------
Net equalization credits and charges (5)......................       0.53         0.47           0.71
                                                                 --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (1.34)       (0.63)            --
Net realized gains............................................         --           --             --
                                                                 --------     --------       --------
Total distributions...........................................      (1.34)       (0.63)            --
                                                                 --------     --------       --------
NET ASSET VALUE, END OF PERIOD................................   $  66.50     $  51.29       $  94.34
                                                                 ========     ========       ========
TOTAL RETURN (1)..............................................      33.06%      (45.26)%        80.64%
Net assets, end of period (in 000's)..........................   $445,539     $123,108       $122,639
Ratio of expenses to average net assets.......................       0.59%        0.59%          0.59%(2)
Ratio of expenses to average net assets before waiver.........       0.59%        0.59%          0.59%(2)
Ratio of net investment income (loss) to average net assets...       2.22%        1.33%          2.56%(2)
Portfolio turnover rate (3)...................................          0%(6)        4%             0%(6)




See accompanying notes to financial highlights at the end of this section.


142                                            PRECISE IN A WORLD THAT ISN'T. TM

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                 SPDR S&P
                                                                           EMERGING MARKETS ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................    $ 51.86      $ 75.21        $ 55.63
                                                                   -------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       0.97(5)      1.32           0.42
Net realized and unrealized gain (loss) (7)....................       7.00       (23.44)         18.49
                                                                   -------      -------        -------
Total from investment operations...............................       7.97       (22.12)         18.91
                                                                   -------      -------        -------
Net equalization credits and charges (5).......................       0.60         0.16           0.67
                                                                   -------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (1.43)       (0.65)            --
Net realized gains.............................................         --        (0.74)            --
                                                                   -------      -------        -------
Total distributions............................................      (1.43)       (1.39)            --
                                                                   -------      -------        -------
NET ASSET VALUE, END OF PERIOD.................................    $ 59.00      $ 51.86        $ 75.21
                                                                   =======      =======        =======
TOTAL RETURN (1)...............................................      18.05%      (29.77)%        35.20%
Net assets, end of period (in 000's)...........................    $94,395      $36,299        $45,125
Ratio of expenses to average net assets........................       0.59%        0.59%          0.60%(2)
Ratio of expenses to average net assets before waiver..........       0.59%        0.59%          0.60%(2)
Ratio of net investment income (loss) to average net assets....       2.18%        1.97%          2.42%(2)
Portfolio turnover rate (3)....................................          1%          11%             0%(6)



                                                                                SPDR S&P
                                                                               BRIC 40 ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      6/19/07*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................   $  20.29     $  30.18       $  24.07
                                                                 --------     --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       0.42(5)      0.39           0.07
Net realized and unrealized gain (loss) (7)...................       2.97       (10.19)          5.90
                                                                 --------     --------       --------
Total from investment operations..............................       3.39        (9.80)          5.97
                                                                 --------     --------       --------
Net equalization credits and charges (5)......................       0.01         0.04           0.14
                                                                 --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (0.66)       (0.13)            --
Net realized gains............................................         --           --             --
                                                                 --------     --------       --------
Total distributions...........................................      (0.66)       (0.13)            --
                                                                 --------     --------       --------
NET ASSET VALUE, END OF PERIOD................................   $  23.03     $  20.29       $  30.18
                                                                 ========     ========       ========
TOTAL RETURN (1)..............................................      18.16%      (32.50)%        25.38%
Net assets, end of period (in 000's)..........................   $340,812     $188,734       $156,921
Ratio of expenses to average net assets.......................       0.48%        0.40%          0.40%(2)
Ratio of expenses to average net assets before waiver.........       0.50%        0.50%          0.50%(2)
Ratio of net investment income (loss) to average net assets...       2.36%        1.43%          2.31%(2)
Portfolio turnover rate (3)...................................         16%          16%             0%(6)




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            143

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                 SPDR S&P
                                                                            EMERGING EUROPE ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $  42.73      $ 64.57        $ 54.38
                                                                  --------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       0.50(5)      0.46           0.22
Net realized and unrealized gain (loss) (7)....................      (2.77)      (22.41)          9.18
                                                                  --------      -------        -------
Total from investment operations...............................      (2.27)      (21.95)          9.40
                                                                  --------      -------        -------
Net equalization credits and charges (5).......................      (0.29)        0.51           0.79
                                                                  --------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (0.75)       (0.37)            --
Net realized gains.............................................         --        (0.03)            --
                                                                  --------      -------        -------
Total distributions............................................      (0.75)       (0.40)            --
                                                                  --------      -------        -------
NET ASSET VALUE, END OF PERIOD.................................   $  39.42      $ 42.73        $ 64.57
                                                                  ========      =======        =======
TOTAL RETURN (1)...............................................      (5.18)%     (33.45)%        18.73%
Net assets, end of period (in 000's)...........................   $137,975      $81,189        $38,741
Ratio of expenses to average net assets........................       0.59%        0.60%          0.60%(2)
Ratio of expenses to average net assets before waiver..........       0.59%        0.60%          0.60%(2)
Ratio of net investment income (loss) to average net assets....       1.66%        0.96%          1.53%(2)
Portfolio turnover rate (3)....................................         45%          19%             3%



                                                                                 SPDR S&P
                                                                        EMERGING LATIN AMERICA ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $  61.83      $ 78.49        $ 57.51
                                                                  --------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       1.13(5)      1.32           0.50
Net realized and unrealized gain (loss) (7)....................       8.12       (17.23)         20.32
                                                                  --------      -------        -------
Total from investment operations...............................       9.25       (15.91)         20.82
                                                                  --------      -------        -------
Net equalization credits and charges (5).......................       0.37         0.25           0.16
                                                                  --------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (1.53)       (0.95)            --
Net realized gains.............................................         --        (0.05)            --
                                                                  --------      -------        -------
Total distributions............................................      (1.53)       (1.00)            --
                                                                  --------      -------        -------
NET ASSET VALUE, END OF PERIOD.................................   $  69.92      $ 61.83        $ 78.49
                                                                  ========      =======        =======
TOTAL RETURN (1)...............................................      16.99%      (20.21)%        36.49%
Net assets, end of period (in 000's)...........................   $132,844      $74,202        $39,244
Ratio of expenses to average net assets........................       0.60%        0.60%          0.60%(2)
Ratio of expenses to average net assets before waiver..........       0.60%        0.60%          0.60%(2)
Ratio of net investment income (loss) to average net assets....       2.27%        1.94%          1.98%(2)
Portfolio turnover rate (3)....................................         17%           7%             2%




See accompanying notes to financial highlights at the end of this section.


144                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                 SPDR S&P
                                                                     EMERGING MIDDLE EAST & AFRICA ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      3/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................   $  54.48     $  68.63        $ 59.25
                                                                  --------     --------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       1.36(5)      1.79(8)        0.67
Net realized and unrealized gain (loss) (7)....................       5.97       (15.86)          8.49
                                                                  --------     --------        -------
Total from investment operations...............................       7.33       (14.07)          9.16
                                                                  --------     --------        -------
Net equalization credits and charges (5).......................      (0.51)        1.04           0.22
                                                                  --------     --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (2.56)       (1.02)            --
Net realized gains.............................................         --        (0.10)            --
                                                                  --------     --------        -------
Total distributions............................................      (2.56)       (1.12)            --
                                                                  --------     --------        -------
NET ASSET VALUE, END OF PERIOD.................................   $  58.74     $  54.48        $ 68.63
                                                                  ========     ========        =======
TOTAL RETURN (1)...............................................      14.04%      (19.37)%        15.84%
Net assets, end of period (in 000's)...........................   $129,232     $152,538        $27,452
Ratio of expenses to average net assets........................       0.59%        0.59%          0.59%(2)
Ratio of net investment income (loss) to average net assets....       2.98%        3.88%          2.65%(2)
Portfolio turnover rate (3)....................................         12%           7%             1%



                                                                                 SPDR S&P
                                                                              WORLD EX-US ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      4/20/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................    $ 23.31      $ 34.05        $ 32.57
                                                                   -------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       0.57(5)      0.61           0.41
Net realized and unrealized gain (loss) (7)....................      (0.22)      (11.31)          1.07
                                                                   -------      -------        -------
Total from investment operations...............................       0.35       (10.70)          1.48
                                                                   -------      -------        -------
Net equalization credits and charges (5).......................       0.56         0.62             --
                                                                   -------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (0.64)       (0.57)            --
Net realized gains.............................................         --        (0.09)            --
                                                                   -------      -------        -------
Total distributions............................................      (0.64)       (0.66)            --
                                                                   -------      -------        -------
NET ASSET VALUE, END OF PERIOD.................................    $ 23.58      $ 23.31        $ 34.05
                                                                   =======      =======        =======
TOTAL RETURN (1)...............................................       4.68%      (30.13)%         4.56%
Net assets, end of period (in 000's)...........................    $84,886      $27,973        $13,621
Ratio of expenses to average net assets........................       0.34%        0.35%          0.35%(2)
Ratio of net investment income (loss) to average net assets....       3.02%        3.36%          2.89%(2)
Portfolio turnover rate (3)....................................         12%           4%             0%(6)




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            145

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                SPDR S&P
                                                                       INTERNATIONAL SMALL CAP ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      4/20/07*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................   $  23.71     $  36.71       $  35.59
                                                                 --------     --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       0.44(5)      0.51           0.17
Net realized and unrealized gain (loss) (7)...................       1.74       (13.04)          0.70
                                                                 --------     --------       --------
Total from investment operations..............................       2.18       (12.53)          0.87
                                                                 --------     --------       --------
Net equalization credits and charges (5)......................       0.12         0.35           0.25
                                                                 --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (0.56)       (0.30)            --
Net realized gains............................................         --        (0.52)            --
                                                                 --------     --------       --------
Total distributions...........................................      (0.56)       (0.82)            --
                                                                 --------     --------       --------
NET ASSET VALUE, END OF PERIOD................................   $  25.45     $  23.71       $  36.71
                                                                 ========     ========       ========
TOTAL RETURN (1)..............................................      10.45%      (33.83)%         3.14%
Net assets, end of period (in 000's)..........................   $509,033     $331,890       $110,116
Ratio of expenses to average net assets.......................       0.59%        0.59%          0.59%(2)
Ratio of net investment income (loss) to average net assets...       2.27%        2.38%          1.89%(2)
Portfolio turnover rate (3)...................................         21%          46%             2%



                                                                             SPDR DOW JONES
                                                                      INTERNATIONAL REAL ESTATE ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED     12/15/06*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................   $  37.86     $  63.83      $    60.28
                                                                 --------     --------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       1.34(5)      1.80            1.20
Net realized and unrealized gain (loss) (7)...................      (2.38)      (26.03)           3.33
                                                                 --------     --------      ----------
Total from investment operations..............................      (1.04)      (24.23)           4.53
                                                                 --------     --------      ----------
Net equalization credits and charges (5)......................       0.05         0.06            0.36
                                                                 --------     --------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (1.34)       (1.80)          (1.34)
Net realized gains............................................         --           --              --
                                                                 --------     --------      ----------
Total distributions...........................................      (1.34)       (1.80)          (1.34)
                                                                 --------     --------      ----------
NET ASSET VALUE, END OF PERIOD................................   $  35.53     $  37.86      $    63.83
                                                                 ========     ========      ==========
TOTAL RETURN (1)..............................................      (1.52)%     (38.38)%          8.09%
Net assets, end of period (in 000's)..........................   $939,265     $811,118      $1,111,226
Ratio of expenses to average net assets.......................       0.59%        0.59%           0.60%(2)
Ratio of net investment income (loss) to average net assets...       4.85%        3.43%           3.01%(2)
Portfolio turnover rate (3)...................................         23%           8%             16%




See accompanying notes to financial highlights at the end of this section.


146                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                                   SPDR
                                                                              FTSE/MACQUARIE
                                                                       GLOBAL INFRASTRUCTURE 100 ETF
                                                                 ----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 YEAR ENDED   YEAR ENDED      1/25/07*-
                                                                   9/30/09      9/30/08        9/30/07
                                                                 ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................    $ 47.03      $ 57.68        $ 50.41
                                                                   -------      -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................       1.57(5)      1.53(8)        0.59
Net realized and unrealized gain (loss) (7)....................      (4.35)      (11.64)          6.11
                                                                   -------      -------        -------
Total from investment operations...............................      (2.78)      (10.11)          6.70
                                                                   -------      -------        -------
Net equalization credits and charges (5).......................       0.07         0.60           0.57
                                                                   -------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................      (2.38)       (0.94)            --
Net realized gains.............................................         --        (0.20)            --
                                                                   -------      -------        -------
Total distributions............................................      (2.38)       (1.14)            --
                                                                   -------      -------        -------
NET ASSET VALUE, END OF PERIOD.................................    $ 41.94      $ 47.03        $ 57.68
                                                                   =======      =======        =======
TOTAL RETURN (1)...............................................      (5.40)%     (16.93)%        14.43%
Net assets, end of period (in 000's)...........................    $67,099      $79,944        $46,142
Ratio of expenses to average net assets........................       0.59%        0.59%          0.59%(2)
Ratio of net investment income (loss) to average net assets....       4.16%        3.49%          2.50%(2)
Portfolio turnover rate (3)....................................         10%           7%             6%



                                                                                  SPDR
                                                                           MSCI ACWI EX-US ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      1/10/07*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................   $  29.39     $  42.56       $  35.60
                                                                 --------     --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       0.71(5)      0.82           0.44
Net realized and unrealized gain (loss) (7)...................       1.14       (13.76)          6.12
                                                                 --------     --------       --------
Total from investment operations..............................       1.85       (12.94)          6.56
                                                                 --------     --------       --------
Net equalization credits and charges (5)......................       0.08         0.60           0.40
                                                                 --------     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (0.94)       (0.77)            --
Net realized gains............................................         --        (0.06)            --
                                                                 --------     --------       --------
Total distributions...........................................      (0.94)       (0.83)            --
                                                                 --------     --------       --------
NET ASSET VALUE, END OF PERIOD................................   $  30.38     $  29.39       $  42.56
                                                                 ========     ========       ========
TOTAL RETURN (1)..............................................       7.41%      (29.53)%        19.55%
Net assets, end of period (in 000's)..........................   $309,901     $258,639       $127,691
Ratio of expenses to average net assets.......................       0.34%        0.34%          0.35%(2)
Ratio of net investment income (loss) to average net assets...       2.98%        3.00%          2.78%(2)
Portfolio turnover rate (3)...................................         15%           5%             1%




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            147

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                           SPDR RUSSELL/NOMURA
                                                                             PRIME JAPAN ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      11/9/06*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................    $ 39.64      $ 55.91       $  52.65
                                                                  -------      -------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       0.46(5)      1.95           0.42
Net realized and unrealized gain (loss) (7)...................      (0.64)      (15.75)          2.84
                                                                  -------      -------       --------
Total from investment operations..............................      (0.18)      (13.80)          3.26
                                                                  -------      -------       --------
Net equalization credits and charges (5)......................       0.29        (0.62)            --
                                                                  -------      -------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (1.34)       (1.69)          0.00(4)
Net realized gains............................................         --        (0.16)            --
                                                                  -------      -------       --------
Total distributions...........................................      (1.34)       (1.85)            --
                                                                  -------      -------       --------
NET ASSET VALUE, END OF PERIOD................................    $ 38.41      $ 39.64       $  55.91
                                                                  =======      =======       ========
TOTAL RETURN (1)..............................................       0.58%      (26.48)%         6.19%
Net assets, end of period (in 000's)..........................    $15,363      $23,786       $268,392
Ratio of expenses to average net assets.......................       0.50%        0.50%          0.51%(2)
Ratio of net investment income (loss) to average net assets...       1.32%        0.52%          0.97%(2)
Portfolio turnover rate (3)...................................          6%           3%             0%(6)



                                                                           SPDR RUSSELL/NOMURA
                                                                           SMALL CAP JAPAN ETF
                                                                ----------------------------------------
                                                                                          FOR THE PERIOD
                                                                YEAR ENDED   YEAR ENDED      11/9/06*-
                                                                  9/30/09      9/30/08        9/30/07
                                                                ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................    $ 35.84      $ 48.31       $  48.70
                                                                  -------      -------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................       0.60(5)      0.71           0.53
Net realized and unrealized gain (loss) (7)...................       5.29       (12.49)         (0.77)
                                                                  -------      -------       --------
Total from investment operations..............................       5.89       (11.78)         (0.24)
                                                                  -------      -------       --------
Net equalization credits and charges (5)......................      (0.15)       (0.12)         (0.03)
                                                                  -------      -------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................      (1.07)       (0.57)         (0.12)
Net realized gains............................................         --           --             --
                                                                  -------      -------       --------
Total distributions...........................................      (1.07)       (0.57)         (0.12)
                                                                  -------      -------       --------
NET ASSET VALUE, END OF PERIOD................................    $ 40.51      $ 35.84       $  48.31
                                                                  =======      =======       ========
TOTAL RETURN (1)..............................................      16.35%      (24.85)%        (0.57)%
Net assets, end of period (in 000's)..........................    $85,081      $77,057       $137,695
Ratio of expenses to average net assets.......................       0.55%        0.55%          0.56%(2)
Ratio of net investment income (loss) to average net assets...       1.74%        1.24%          1.26%(2)
Portfolio turnover rate (3)...................................         25%          22%             2%




See accompanying notes to financial highlights at the end of this section.


148                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                 SPDR S&P                      SPDR S&P
                                                        INTERNATIONAL DIVIDEND ETF    INTERNATIONAL MID CAP ETF
                                                       ---------------------------   ---------------------------
                                                                    FOR THE PERIOD                FOR THE PERIOD
                                                       YEAR ENDED      2/12/08*-     YEAR ENDED      5/7/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $  48.17        $ 70.76       $  26.04        $ 35.46
                                                        --------        -------       --------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................       2.09(5)        3.56           0.57(5)        0.32
Net realized and unrealized gain (loss) (7)..........       3.70         (23.17)          0.72          (9.74)
                                                        --------        -------       --------        -------
Total from investment operations.....................       5.79         (19.61)          1.29          (9.42)
                                                        --------        -------       --------        -------
Net equalization credits and charges (5).............       0.40           1.30           0.34             --
                                                        --------        -------       --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................      (1.87)         (4.28)         (0.53)            --
Net realized gains...................................         --             --             --             --
                                                        --------        -------       --------        -------
Total distributions..................................      (1.87)         (4.28)         (0.53)            --
                                                        --------        -------       --------        -------
NET ASSET VALUE, END OF PERIOD.......................   $  52.49        $ 48.17       $  27.14        $ 26.04
                                                        ========        =======       ========        =======
TOTAL RETURN (1).....................................      13.86%        (26.93)%         6.87%        (26.54)%
Net assets, end of period (in 000's).................   $126,037        $43,369        $21,716         $5,208
Ratio of expenses to average net assets..............       0.46%          0.48%(2)       0.45%          0.45%(2)
Ratio of net investment income (loss) to average net
  assets.............................................       5.26%          8.77%(2)       2.57%          2.22%(2)
Portfolio turnover rate (3)..........................        148%            71%            45%            19%



                                                                SPDR S&P
                                                            EMERGING MARKETS               SPDR DOW JONES
                                                             SMALL CAP ETF             GLOBAL REAL ESTATE ETF
                                                      ---------------------------   ---------------------------
                                                                   FOR THE PERIOD                FOR THE PERIOD
                                                      YEAR ENDED      5/7/08*-      YEAR ENDED      5/7/08*-
                                                        9/30/09        9/30/08        9/30/09        9/30/08
                                                      ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD................    $ 32.69        $ 52.29        $ 39.33        $ 49.87
                                                        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)........................       0.66(5)        0.16           1.19(5)        0.56
Net realized and unrealized gain (loss) (7).........      10.18         (20.81)         (8.23)        (10.80)
                                                        -------        -------        -------        -------
Total from investment operations....................      10.84         (20.65)         (7.04)        (10.24)
                                                        -------        -------        -------        -------
Net equalization credits and charges (5)............       0.56           1.05           0.31           0.33
                                                        -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................      (0.31)            --          (1.42)         (0.63)
Net realized gains..................................         --             --             --             --
                                                        -------        -------        -------        -------
Total distributions.................................      (0.31)            --          (1.42)         (0.63)
                                                        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD......................    $ 43.78        $ 32.69        $ 31.18        $ 39.33
                                                        =======        =======        =======        =======
TOTAL RETURN (1)....................................      35.45%        (37.48)%       (15.97)%       (19.89)%
Net assets, end of period (in 000's)................    $65,674        $ 9,807        $81,076        $15,731
Ratio of expenses to average net assets.............       0.66%          0.76%(2)       0.50%          0.50%(2)
Ratio of net investment income (loss) to average net
  assets............................................       1.93%          3.41%(2)       4.84%          3.97%(2)
Portfolio turnover rate (3).........................         83%             2%            18%             4%




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            149

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                 SPDR S&P                      SPDR S&P
                                                          INTERNATIONAL CONSUMER        INTERNATIONAL CONSUMER
                                                         DISCRETIONARY SECTOR ETF         STAPLES SECTOR ETF
                                                       ---------------------------   ---------------------------
                                                          YEAR      FOR THE PERIOD                FOR THE PERIOD
                                                          ENDED        7/16/08*-     YEAR ENDED      7/16/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $22.37         $ 25.54        $25.80         $27.47
                                                         ------         -------        ------         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.43(5)         0.12          0.57(5)        0.13
Net realized and unrealized gain (loss) (7)..........      1.77           (3.26)         0.50          (1.69)
                                                         ------         -------        ------         ------
Total from investment operations.....................      2.20           (3.14)         1.07          (1.56)
                                                         ------         -------        ------         ------
Net equalization credits and charges(5)..............        --              --            --             --
                                                         ------         -------        ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.45)          (0.03)        (0.56)         (0.11)
Return of capital....................................        --              --            --             --
                                                         ------         -------        ------         ------
Total Distributions..................................     (0.45)          (0.03)        (0.56)         (0.11)
                                                         ------         -------        ------         ------
NET ASSET VALUE, END OF PERIOD.......................    $24.12         $ 22.37        $26.31         $25.80
                                                         ======         =======        ======         ======
TOTAL RETURN (1).....................................     10.38%         (12.29)%        4.48%         (5.70)%
Net assets, end of period (in 000's).................    $4,824         $ 4,475        $5,262         $5,160
Ratio of expenses to average net assets..............      0.50%           0.52%(2)      0.50%          0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      2.22%           1.88%(2)      2.58%          2.17%(2)
Portfolio turnover rate (3)..........................         7%              1%            8%             9%



                                                                 SPDR S&P                      SPDR S&P
                                                           INTERNATIONAL ENERGY        INTERNATIONAL FINANCIAL
                                                                SECTOR ETF                    SECTOR ETF
                                                       ---------------------------   ---------------------------
                                                                    FOR THE PERIOD      YEAR      FOR THE PERIOD
                                                       YEAR ENDED      7/16/08*-        ENDED        7/16/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $25.07         $ 31.62        $21.48         $ 24.52
                                                         ------         -------        ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.76(5)         0.16          0.46(5)         0.10
Net realized and unrealized gain (loss) (7)..........      0.34           (6.57)        (0.11)          (3.05)
                                                         ------         -------        ------         -------
Total from investment operations.....................      1.10           (6.41)         0.35           (2.95)
                                                         ------         -------        ------         -------
Net equalization credits and charges(5)..............      0.04              --          0.01              --
                                                         ------         -------        ------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.72)          (0.14)        (0.45)          (0.09)
Return of capital....................................     (0.01)             --            --              --
                                                         ------         -------        ------         -------
Total Distributions..................................     (0.73)          (0.14)        (0.45)          (0.09)
                                                         ------         -------        ------         -------
NET ASSET VALUE, END OF PERIOD.......................    $25.48         $ 25.07        $21.39         $ 21.48
                                                         ======         =======        ======         =======
TOTAL RETURN (1).....................................      5.09%         (20.28)%        2.35%         (12.03)%
Net assets, end of period (in 000's).................    $6,369         $ 5,014        $5,348         $ 4,295
Ratio of expenses to average net assets..............      0.50%           0.50%(2)      0.50%           0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      3.64%           3.03%(2)      2.88%           2.03%(2)
Portfolio turnover rate (3)..........................         6%              1%           25%              0%(6)




See accompanying notes to financial highlights at the end of this section.


150                                            PRECISE IN A WORLD THAT ISN'T. TM

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                 SPDR S&P                      SPDR S&P
                                                        INTERNATIONAL HEALTH CARE      INTERNATIONAL INDUSTRIAL
                                                                SECTOR ETF                    SECTOR ETF
                                                       ---------------------------   ---------------------------
                                                                    FOR THE PERIOD      YEAR      FOR THE PERIOD
                                                       YEAR ENDED      7/16/08*-        ENDED        7/16/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $28.38         $31.23         $22.07         $ 27.47
                                                         ------         ------         ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.57(5)        0.11           0.47(5)         0.09
Net realized and unrealized gain (loss) (7)..........      0.11          (2.91)          1.25           (5.44)
                                                         ------         ------         ------         -------
Total from investment operations.....................      0.68          (2.80)          1.72           (5.35)
                                                         ------         ------         ------         -------
Net equalization credits and charges(5)..............        --             --             --              --
                                                         ------         ------         ------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.56)         (0.05)         (0.53)          (0.05)
Return of capital....................................        --             --             --              --
                                                         ------         ------         ------         -------
Total Distributions..................................     (0.56)         (0.05)         (0.53)          (0.05)
                                                         ------         ------         ------         -------
NET ASSET VALUE, END OF PERIOD.......................    $28.50         $28.38         $23.26         $ 22.07
                                                         ======         ======         ======         =======
TOTAL RETURN (1).....................................      2.78%         (8.97)%         8.35%         (19.49)%
Net assets, end of period (in 000's).................    $5,701         $5,676         $4,653         $ 4,413
Ratio of expenses to average net assets..............      0.50%          0.50%(2)       0.50%           0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      2.35%          1.67%(2)       2.59%           1.55%(2)
Portfolio turnover rate (3)..........................         0%(6)         18%             3%              0%(6)




                                                                 SPDR S&P                      SPDR S&P
                                                         INTERNATIONAL MATERIALS       INTERNATIONAL TECHNOLOGY
                                                                SECTOR ETF                    SECTOR ETF
                                                       ---------------------------   ---------------------------
                                                          YEAR      FOR THE PERIOD                FOR THE PERIOD
                                                          ENDED       7/16/08* -     YEAR ENDED      7/16/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $21.54         $ 31.52        $ 22.27        $ 27.77
                                                         ------         -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.27(5)         0.11           0.24(5)        0.06
Net realized and unrealized gain (loss) (7)..........      1.41          (10.02)          2.32          (5.56)
                                                         ------         -------        -------        -------
Total from investment operations.....................      1.68           (9.91)          2.56          (5.50)
                                                         ------         -------        -------        -------
Net equalization credits and charges(5)..............      0.15              --           0.01             --
                                                         ------         -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.32)          (0.07)         (0.26)            --
Return of capital....................................        --              --             --             --
                                                         ------         -------        -------        -------
Total Distributions..................................     (0.32)          (0.07)         (0.26)            --
                                                         ------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD.......................    $23.05         $ 21.54        $ 24.58        $ 22.27
                                                         ======         =======        =======        =======
TOTAL RETURN (1).....................................      8.87%         (31.44)%        11.81%        (19.81)%
Net assets, end of period (in 000's).................    $9,221         $ 4,309        $11,062        $ 4,454
Ratio of expenses to average net assets..............      0.50%           0.50%(2)       0.51%          0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      1.47%           1.99%(2)       1.23%          1.04%(2)
Portfolio turnover rate (3)..........................         7%              4%             5%             0%(6)




See accompanying notes to financial highlights at the end of this section.

PRECISE IN A WORLD THAT ISN'T. TM                                            151

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                       FINANCIAL HIGHLIGHTS -- (Continued)

          Selected data for a share outstanding throughout each period

                                                                 SPDR S&P
                                                              INTERNATIONAL                    SPDR S&P
                                                            TELECOMMUNICATIONS         INTERNATIONAL UTILITIES
                                                                SECTOR ETF                    SECTOR ETF
                                                       ---------------------------   ---------------------------
                                                                    FOR THE PERIOD      YEAR      FOR THE PERIOD
                                                       YEAR ENDED      7/16/08*-        ENDED        7/16/08*-
                                                         9/30/09        9/30/08        9/30/09        9/30/08
                                                       ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $22.71         $ 27.02        $24.95         $ 29.47
                                                         ------         -------        ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................      0.97(5)         0.16          0.86(5)         0.37(8)
Net realized and unrealized gain (loss) (7)..........      0.86           (4.33)        (2.19)          (4.45)
                                                         ------         -------        ------         -------
Total from investment operations.....................      1.83           (4.17)        (1.33)          (4.08)
                                                         ------         -------        ------         -------
Net equalization credits and charges (5).............      0.02              --            --              --
                                                         ------         -------        ------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................     (0.98)          (0.14)        (0.81)          (0.44)
Return of capital                                            --              --         (0.03)             --
                                                         ------         -------        ------         -------
Total Distributions..................................     (0.98)          (0.14)        (0.84)          (0.44)
                                                         ------         -------        ------         -------
NET ASSET VALUE, END OF PERIOD.......................    $23.58         $ 22.71        $22.78         $ 24.95
                                                         ======         =======        ======         =======
TOTAL RETURN (1).....................................      8.68%         (15.45)%       (4.96)%        (13.87)%
Net assets, end of period (in 000's).................    $9,432         $ 4,542        $4,557         $ 4,989
Ratio of expenses to average net assets..............      0.50%           0.50%(2)      0.50%           0.50%(2)
Ratio of net investment income (loss) to average net
  assets.............................................      4.76%           3.11%(2)      4.23%           6.47%(2)
Portfolio turnover rate (3)..........................         5%              0%(6)         7%              1%




See accompanying notes to financial highlights at the end of this section.


152                                            PRECISE IN A WORLD THAT ISN'T. TM

      [SPDR LOGO]





                       FINANCIAL HIGHLIGHTS -- (Continued)
                          NOTES TO FINANCIAL HIGHLIGHTS


*     Commencement of operations.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)   Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.
(4)   Amount is less than $0.005 per share.
(5)   Per share numbers have been calculated using average shares outstanding.
(6)   Amount shown represents less than 0.5%.
(7) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(8) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of these dividends amounted to $0.38 per share on SPDR S&P Emerging Middle East & Africa ETF, $0.44 per share on SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and $0.31 per share on SPDR S&P International Utilities Sector ETF, respectively.


PRECISE IN A WORLD THAT ISN'T. TM                                            153

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at http://www.spdrs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF EACH FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

STISPROS                 The Trust's Investment Company Act Number is 811-21145.

                                                                     [SPDR LOGO]